February 3, 2009


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

         Re:  Causeway Capital Management Trust
              Causeway International Value Fund
              Causeway Global Value Fund
              Causeway Emerging Markets Fund
              File Nos. 333-67552; 811-10467
              Post-Effective Amendment No. 12 Filing Pursuant to 497(j)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of the Causeway International Value Fund, the Causeway Global Value Fund and the Causeway Emerging Markets Fund that the Prospectuses and Statements of Additional Information dated January 30, 2009 that would have been filed pursuant to Rule 497(c) of the 1933 Act do not differ from those filed as part of Post-Effective Amendment No. 12 filed electronically on January 30, 2009.

         Please do not hesitate to contact me at (310) 231-6117 should you have any questions.


                                    Sincerely,


                                    /s/ Turner Swan
                                    -----------------
                                    Turner Swan
                                    President, Causeway Capital Management Trust